SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Information
SEGMENT INFORMATION

4.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of Codere Online, is the Chief Executive Officer (“CEO”) of Codere Online. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, Codere Online’s operating segments are formed by Codere Online’s online business in Spain, Mexico, Colombia, Panama and Argentina.

The CEO measures the performance of Codere Online’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), interest expense, depreciation and amortization.

Codere Online will report financial information, both internally and externally, based on the organizational structure approved by the CEO of Codere Online. Thus, the reportable segments for these Unaudited Interim Consolidated Financial Statements are formed by Codere Online’s operations in Spain, Mexico and Colombia. Panama, Argentina and Codere Online Operator LTD (Malta) are grouped under “Other operations”. Codere Online Management Services LTD, Codere Israel Marketing Support Services LTD, Codere Online Luxembourg, S.A., Codere (Gibraltar) Marketing Services LTD, Servicios de Juego Online, S.A.U. (“SEJO”) and Codere Online U.S. Corp. are grouped and reported under “Supporting”. These entities aggregated under “Supporting” segment are not operating entities (only holding companies) but entities that provide internal support services.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8:BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Codere Online companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain of the information presented in the Unaudited Interim Consolidated Statements Income/ (Loss) Statement for the six months ended June 30, 2024 and 2023:

06/30/2024	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	44,130	49,187	5,883	2,907	25,578	(25,577)	102,108
Depreciation and amortization	(49)	(18)	(1)	(3)	(27)	-	(98)
Personnel expenses	(1,222)	(778)	(183)	(483)	(6,770)	-	(9,436)
Other operating expenses	(33,962)	(49,083)	(5,400)	(5,381)	(22,697)	25,578	(90,945)
Operating expenses	(35,233)	(49,879)	(5,584)	(5,867)	(29,494)	25,578	(100,479)
OPERATING INCOME/(LOSS)	8,897	(692)	299	(2,959)	(3,916)	-	1,629
Finance income	1,028	322	(23)	1,418	(3,138)	(5,011)	(5,404)
Finance costs	(49)	(1,325)	(209)	3,384	(2,368)	5,013	4,446
Net financial results	979	(1,003)	(231)	4,802	(5,507)	2	(958)
NET INCOME/(LOSS) BEFORE TAX	9,876	(1,694)	68	1,842	(9,424)	2	671
Income tax benefit/(expense)	5	-	1	4	(932)	-	(922)
NET INCOME/(LOSS) FOR THE PERIOD	9,881	(1,694)	68	1,847	(10,355)	2	(251)
Attributable to equity holders of the Parent	9,881	(1,695)	68	1,847	(10,355)	2	(252)
Attributable to non-controlling interests	-	1	-	-	-	-	1

06/30/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	35,941	31,959	4,659	2,076	20,121	(20,121)	74,635
Personnel expenses	(846)	(791)	(110)	(359)	(6,688)	-	(8,794)
Depreciation and amortization	(4)	(15)	(1)	(3)	(24)	-	(47)
Other operating expenses	(25,762)	(35,547)	(6,166)	(5,321)	(24,430)	20,125	(77,101)
Operating expenses	(26,612)	(36,353)	(6,277)	(5,683)	(31,142)	20,125	(85,942)
OPERATING INCOME/(LOSS)	9,329	(4,394)	(1,618)	(3,607)	(11,021)	4	(11,307)
Finance income	291	5,973	171	3,090	8,261	(5,865)	11,921
Finance costs	(32)	(2,068)	55	(749)	(6,426)	5,864	(3,356)
Net financial results	259	3,905	226	2,341	1,835	(1)	8,565
NET INCOME/(LOSS) BEFORE TAX	9,588	(489)	(1,392)	(1,266)	(9,186)	3	(2,742)
Income tax benefit/(expense)	(338)	2	108	8	2,637	-	2,417
NET INCOME/(LOSS) FOR THE PERIOD	9,250	(487)	(1,284)	(1,258)	(6,549)	3	(325)
Attributable to equity holders of the Parent	9,250	(488)	(1,284)	(1,197)	(6,549)	(43)	(305)
Attributable to non-controlling interests	-	-	-	(61)	-	46	(20)

The following tables break down certain of the information presented in the Unaudited Interim Consolidated Statement of Financial Position as of June 30, 2024 and in the consolidated Statement of Financial Position as of December 31, 2023.

06/30/2024	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	759	40	9	48	128,989	(120,102)	9,743
Current assets	61,733	13,683	5,746	5,148	179,266	(203,543)	62,033
Trade receivables and other current assets	13,381	1,492	437	878	62,394	(69,273)	9,309
Current financial assets	40,134	3,706	1,861	766	100,064	(134,240)	12,291
Cash and cash equivalents	8,218	8,485	3,448	3,504	16,808	(30)	40,433
Total Assets	62,492	13,723	5,755	5,196	308,255	(323,645)	71,776
EQUITY	42,878	(19,100)	(1,167)	(12,087)	128,774	(120,368)	18,930
NON-CURRENT LIABILITIES	-	-	-	-	6,162	-	6,162
Non-current financial liabilities	-	-	-	-	6,162	-	6,162
CURRENT LIABILITIES	19,614	32,824	6,922	17,282	173,319	(203,277)	46,684
Lease obligations	396	-	-	-	91	-	487
Borrowings	2,177	2,708	2,064	11,742	146,316	(160,327)	4,680
Trade payables and other current liabilities	17,041	30,116	4,858	5,540	26,912	(42,950)	41,517
Total EQUITY AND LIABILITIES	62,492	13,724	5,755	5,195	308,255	(323,645)	71,776

12/31/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	251	59	8	43	127,692	(119,180)	8,872
Current assets	57,153	11,026	4,006	4,472	164,280	(175,658)	65,280
Trade receivables and other current assets	14,666	1,537	656	1,552	55,897	(60,704)	13,604
Current financial assets	31,689	2,743	1,565	920	88,403	(114,923)	10,398
Cash and cash equivalents	10,798	6,746	1,785	2,000	19,980	(31)	41,278
Total Assets	57,404	11,086	4,014	4,515	291,971	(294,838)	74,152
EQUITY	32,959	(18,372)	(558)	(9,014)	136,074	(119,449)	21,639
NON-CURRENT LIABILITIES	-	-	-	-	408	-	408
CURRENT LIABILITIES	24,445	29,458	4,572	13,529	155,489	(175,388)	52,105
Borrowings	2,247	3,288	1,490	9,108	135,140	(146,168)	5,105
Trade payables and other current liabilities	22,198	26,170	3,082	4,421	20,350	(29,220)	47,000
Total EQUITY AND LIABILITIES	57,404	11,086	4,014	4,515	291,971	(294,838)	74,152

Codere Online does not have any customers that individually account for 10% or more of its interest and income for the six months ended June 30, 2024 and 2023.